UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	08/31/06

     The following Form N-Q relates only to Dreyfus Premier Equity Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Equity Income Fund
August 31, 2006 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Consumer Cyclical--6.3%
Best Buy	150	7,050
Family Dollar Stores	200	5,114
Limited Brands	350	9,005
McDonald's	300	10,770
Nike, Cl. B	100	8,076
Nordstrom	200	7,470
Staples	300	6,768
VF	175	12,231
		66,484
Consumer Goods--1.9%
Genuine Parts	275	11,366
Harley-Davidson	150	8,776
		20,142
Consumer Staples--6.3%
HJ Heinz	175	7,322
Kraft Foods, Cl. A	403	13,666
Loews - Carolina Group	150	8,589
McCormick & Co.	225	8,195
Reynolds American	250	16,267
Unilever (NY Shares)	525	12,516
		66,555
Financial--21.0%
Allstate	150	8,691
Bank of America	725	37,316
Citigroup	525	25,909
General Electric	300	10,218
Goldman Sachs Group	125	18,581
Hartford Financial Services Group	125	10,732
Host Hotels & Resorts	450	10,143
JPMorgan Chase & Co.	650	29,679
Lehman Brothers Holdings	150	9,572
MetLife	200	11,006
New Century Financial	225	8,710
optionsXpress Holdings	275	7,183
State Street	175	10,815
Wachovia	275	15,023
Washington Mutual	225	9,425
		223,003
Health Care--14.4%
Abbott Laboratories	225	10,957
Aetna	300	11,181
Biovail	225	3,677
CIGNA	25	2,827
Humana	200 a	12,186
Johnson & Johnson	300	19,398
Manor Care	150	7,830
McKesson	325	16,510
Merck & Co.	600	24,330
PerkinElmer	350	6,451
Pfizer	625	17,225
Quest Diagnostics	125	8,035

UnitedHealth Group	250	12,987
		153,594
Industrial--7.8%
Frontline	325	13,257
General Dynamics	225	15,199
Ingersoll-Rand, Cl. A	225	8,554
Lockheed Martin	200	16,520
Norfolk Southern	100	4,273
Overseas Shipholding Group	125	8,338
Raytheon	350	16,523
		82,664
Information Services--4.1%
Accenture, Cl. A	525	15,571
Factset Research Systems	100	4,410
McGraw-Hill Cos.	125	6,989
Moody's	125	7,648
Time Warner	200	3,324
VeriSign	300 a	6,072
		44,014
Materials--3.4%
Lyondell Chemical	325	8,443
Mittal Steel, Cl. A (NY Shares)	225	7,706
Nucor	125	6,109
Phelps Dodge	75	6,713
Southern Copper	75	6,924
		35,895
Oil & Gas Producers--11.3%
Chevron	300	19,320
ConocoPhillips	325	20,615
Exxon Mobil	675	45,677
Hess	200	9,156
Marathon Oil	125	10,437
Valero Energy	150	8,610
W & T Offshore	200	6,418
		120,233
Technology--11.2%
Analog Devices	150	4,596
Applied Materials	575	9,706
Hewlett-Packard	375	13,710
Imation	175	6,935
Infosys Technologies, ADR	150	6,727
Intel	325	6,351
International Business Machines	100	8,097
Maxim Integrated Products	150	4,365
Microchip Technology	175	5,978
Microsoft	625	16,056
Oracle	150 a	2,348
Pitney Bowes	325	14,167
Qualcomm	300	11,301
Texas Instruments	275	8,962
		119,299
Telecommunications--3.7%
AT & T	750	23,348
BCE	297	7,431
Bell Aliant Regional
Communications Income Fund	24	739
Citizens Communications	600	8,274
		39,792

Utilities--5.0%
American Electric Power	300	10,944
Atmos Energy	375	10,800
Duke Energy	350	10,500
NRG Energy	75 a	3,798
OGE Energy	75	2,793
PG & E	275	11,531
Sempra Energy	50	2,486
		52,852

Total Investments (cost $990,074)	96.4%	1,024,527
Cash and Receivables (Net)	3.6%	38,352
Net Assets	100.0%	1,062,879

ADR - American Depository Receipts a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)